EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2016	2017	2018
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	565,978	371,889	1,252,319
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	58,132,976	60,087,306	61,318,292
Dilutive effect of share options	341,092	1,063,107	1,857,191
Denominator for diluted earnings per share	58,474,068	61,150,413	63,175,483
Basic earnings per share	9.74	6.19	20.42
Diluted earnings per share	9.68	6.08	19.82